ACCRUED EXPENSES AND OTHER LIABILITIES (Components of Accrued Expenses and Other Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 118,599	$ 109,995
Accrued expenses	86,236	61,958
Government authorities	67,218	50,001
Other	1,081	1,301
Accrued expenses and other liabilities	$ 273,134	$ 223,255